Financial Investments	6 Months Ended
Jun. 30, 2018
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Financial Investments

13. FINANCIAL INVESTMENTS

	30 June 2018 £m	31 December 2017 £m
Amortised cost:
– Asset backed securities	761	2,180
– Debt securities(1)	6,544	6,578
	7,305	8,758
FVOCI:
– Debt securities	13,506
– Loans and advances to customers(2)	175
	13,681
Available-for-sale:
– Debt securities		8,772
– Equity securities		81
		8,853
	20,986	17,611

(1)	These securities were previously classified as held-to-maturity investments under IAS 39. See Note 25.
(2)

These comprise other loans and receivables held within hold to collect and sell business models that were moved from trading assets and loans and advances to customers at amortised cost, to financial investments, due to their reclassification to FVOCI on adoption of IFRS 9.

Balances at 30 June 2018 exclude assets relating to our ring-fencing plans that have either transferred outside the Santander UK group, or whose transfer is considered highly probable at the balance sheet date and have therefore been reclassified as held for sale. For more details see Note 26 and Note 27.